ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9%
	ASSET MANAGEMENT - 1.5%
12,692	Alaris Equity Partners Income	$ 164,079
9,075	XTB S.A.	147,139
		311,218
	BANKING - 0.7%
4,452	Komercni banka as	153,767

	CHEMICALS - 1.5%
20,702	Chemtrade Logistics Income Fund	160,578
1,863	Wacker Chemie A.G.	156,716
		317,294
	ELECTRIC UTILITIES - 2.0%
4,101	CEZ A/S	158,909
114,622,657	Federal Grid Company Unified Energy System PJSC(a),(b),(e)	–
9,982	Fortum OYJ(b)	146,896
5,188	NextEra Energy Partners, L.P.	100,388
		406,193
	GAS & WATER UTILITIES - 0.7%
10,622	Enagas S.A.	150,422

	HEALTH CARE FACILITIES & SERVICES - 0.8%
14,177	Chartwell Retirement Residences	159,349

	HEALTH CARE REIT - 5.0%
288,977	Assura plc	149,917
17,031	Global Medical REIT, Inc.	154,812
8,912	Healthcare Realty Trust, Inc.	153,108
26,712	Medical Properties Trust, Inc.	123,677
38,575	NorthWest Healthcare Properties Real Estate	142,681
4,005	Omega Healthcare Investors, Inc.	170,091
118,616	Primary Health Properties plc	145,812
		1,040,098
	HOTEL REIT - 0.5%
32,226	Service Properties Trust	103,123

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	INDUSTRIAL REIT - 0.8%
1,207	Innovative Industrial Properties, Inc.	$ 155,932

	INDUSTRIAL SUPPORT SERVICES - 0.7%
84,892	United Tractors Tbk P.T.(b)	148,483

	INSURANCE - 0.7%
22,902	Phoenix Group Holdings PLC	145,031

	METALS & MINING - 4.9%
610,470	Adaro Energy Tbk P.T.(b)	140,812
14,472	African Rainbow Minerals Ltd.	145,782
741,699	Bukit Asam Tbk P.T.	139,890
120,531	CSN Mineracao S.A.	129,260
16,027	Exxaro Resources Ltd.	150,592
93,371	Indo Tambangraya Megah Tbk P.T.	149,183
7,703	Kumba Iron Ore Ltd.	145,063
		1,000,582
	MULTI ASSET CLASS REIT – 5.0%
8,655	Broadstone Net Lease, Inc.	152,241
57,791	Charter Hall Long Wale REIT	148,309
2,153	Cofinimmo S.A.	135,704
2,597	Covivio	147,730
132,992	Fibra Uno Administracion S.A. de CV	153,151
19,027	Global Net Lease, Inc.	148,220
194,191	Growthpoint Properties Ltd.	143,746
		1,029,101
	OFFICE REIT – 3.8%
30,928	Brandywine Realty Trust	156,805
11,862	Easterly Government Properties, Inc.	160,849
4,914	Highwoods Properties, Inc.	164,816
39,323	Orion Office REIT, Inc.	146,675
16,126	Piedmont Office Realty Trust, Inc., Class A	160,292
		789,437

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	OIL & GAS PRODUCERS - 4.3%
10,180	Antero Midstream Corporation	$ 146,287
39,738	Birchcliff Energy Ltd.	148,124
10,338	EnLink Midstream, LLC	153,416
4,133	Hess Midstream, L.P., Class A	143,208
9,109	Kimbell Royalty Partners, L.P.	146,199
3,225	Kinetik Holdings, Inc.	156,961
		894,195
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
18,759	NEPI Rockcastle N.V.	147,234

	RETAIL - DISCRETIONARY - 2.9%
22,956	ALD S.A. 144A(b),(c)	151,309
507,706	Astra International Tbk P.T.(b)	164,986
23,567	Dogus Otomotiv Servis ve Ticaret A/S(b)	144,640
48,185	Harvey Norman Holdings Ltd.(b)	145,218
		606,153
	RETAIL REIT - 2.9%
65,355	Charter Hall Retail REIT	145,788
4,855	Klepierre S.A.(b)	155,039
8,362	SmartCentres Real Estate Investment Trust	149,601
165,669	Supermarket Income Reit plc(b)	150,364
		600,792
	SPECIALTY REIT - 0.7%
3,342	EPR Properties	151,627

	STEEL - 0.0%(d)
14,212	Severstal PAO(a),(b),(e)	–

	TELECOMMUNICATIONS - 0.0%(d)
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a),(b),(e)	–

	TOBACCO & CANNABIS - 1.5%
3,205	Altria Group, Inc.	174,544

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 43.9% (Continued)
	TOBACCO & CANNABIS - 1.5% (Continued)
4,033	British American Tobacco plc(b)	$ 140,125
		314,669
	TRANSPORTATION & LOGISTICS - 2.3%
2,556,126	Cia Sud Americana de Vapores S.A.	138,050
3,604	D/S Norden A/S	123,606
32,149	Evergreen Marine Corp Taiwan Ltd.(b)	206,766
36,615	Globaltrans Investment - GDR(a),(b),(e)	–
		468,422

	TOTAL COMMON STOCKS (Cost $9,629,752)	9,093,122

	MASTER LIMITED PARTNERSHIPS — 14.2%
	ASSET MANAGEMENT - 0.7%
11,387	Icahn Enterprises, L.P.	143,021

	CHEMICALS - 0.7%
2,226	CVR Partners, L.P.	147,317

	ELECTRIC UTILITIES - 0.7%
5,944	Brookfield Renewable Partners, L.P.	152,917

	GAS & WATER UTILITIES - 0.7%
7,893	Suburban Propane Partners, L.P.	148,152

	METALS & MINING - 0.8%
6,111	Alliance Resource Partners, L.P.	159,924
1	Natural Resource Partners, L.P.	95
		160,019
	OIL & GAS PRODUCERS - 9.9%
10,072	Black Stone Minerals, L.P.	148,663
2,952	Cheniere Energy Partners, L.P.	149,224
7,176	CrossAmerica Partners, L.P.	153,136
3,617	Delek Logistics Partners, L.P.	139,508

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 14.2% (Continued)
	OIL & GAS PRODUCERS - 9.9% (Continued)
4,745	Dorchester Minerals, L.P.			$ 151,603
9,540	Energy Transfer, L.P.			157,218
5,125	Enterprise Products Partners, L.P.			146,883
11,305	Genesis Energy, L.P.			127,860
3,139	Global Partners, L.P.			146,968
3,587	MPLX, L.P.			159,334
8,452	Plains All American Pipeline, L.P.			137,514
8,165	Plains GP Holdings, L.P., Class A			140,438
2,824	Sunoco, L.P.			143,459
3,815	Western Midstream Partners, L.P.			143,940
				2,045,748
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
6,140	USA Compression Partners, L.P.			133,913

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,016,405)			2,931,087

	PREFERRED STOCKS — 1.5%
	OIL & GAS PRODUCERS - 0.8%
25,525	Petroleo Brasileiro S.A.			158,237

	STEEL - 0.7%
83,871	Metalurgica Gerdau S.A.			148,990

	TOTAL PREFERRED STOCKS (Cost $356,640)			307,227

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.7%
	ASSET MANAGEMENT — 0.7%
155,000	Icahn Enterprises, L.P. / Icahn Enterprises	9.0000	06/15/30	149,860

	AUTOMOTIVE — 0.7%
155,000	Tenneco, Inc.	8.0000	11/17/28	143,636

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.7% (Continued)
	CABLE & SATELLITE — 0.8%
200,000	LCPR Senior Secured Financing DAC		5.1250	07/15/29	$ 168,596

	CHEMICALS — 0.7%
150,000	Consolidated Energy Finance S.A.		12.0000	02/15/31	146,489

	COMMERCIAL SUPPORT SERVICES — 1.7%
200,000	Ambipar Lux Sarl		9.8750	02/06/31	204,720
154,000	RR Donnelley & Sons Company		9.5000	08/01/29	155,208
					359,928
	ENTERTAINMENT CONTENT — 1.2%
130,000	AMC Networks, Inc.		10.2500	01/15/29	134,038
132,000	ViacomCBS, Inc.(f)	US0003M + 3.899%	6.2500	02/28/57	118,372
					252,410
	FOOD — 0.6%
130,000	HLF Financing Sarl, LLC / Herbalife International,		12.2500	04/15/29	131,040

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
165,000	Domtar Corporation		6.7500	10/01/28	151,140

	OIL & GAS PRODUCERS — 4.8%
250,000	AI Candelaria Spain S.A.		5.7500	06/15/33	201,982
164,000	Energean Israel Finance Ltd.(c)		8.5000	09/30/33	156,337
187,159	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	158,546
185,000	New Fortress Energy, Inc.		6.5000	09/30/26	171,513
185,000	Petroleos Mexicanos		7.6900	01/23/50	143,912
150,000	Saturn Oil & Gas, Inc.		9.6250	06/15/29	148,433
					980,723
	PUBLISHING & BROADCASTING — 1.2%
130,000	Gray Television, Inc.		10.5000	07/15/29	135,098
150,000	Scripps Escrow II, Inc.		3.8750	01/15/29	117,593
					252,691

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
140,000	Hudson Pacific Properties, L.P.	4.6500	04/01/29	$ 112,160
159,000	Service Properties Trust	8.8750	06/15/32	148,193
				260,353
	RETAIL - DISCRETIONARY — 1.6%
130,000	Hertz Corporation (The)	12.6250	07/15/29	137,969
200,000	Movida Europe S.A.	7.8500	04/11/29	189,872
				327,841
	TECHNOLOGY HARDWARE — 1.3%
135,000	Viasat, Inc.	5.6250	04/15/27	126,196
161,000	Xerox Holdings Corporation	8.8750	11/30/29	140,216
				266,412
	TECHNOLOGY SERVICES — 0.7%
160,000	Neptune Bidco US, Inc.	9.2900	04/15/29	149,286

	TELECOMMUNICATIONS — 0.9%
200,000	Connect Finco S.A.RL / Connect US Finco, LLC	9.0000	09/15/29	190,238

	TRANSPORTATION & LOGISTICS — 0.8%
149,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.	9.8750	09/20/31	154,936

	TOTAL CORPORATE BONDS (Cost $4,052,952)			4,085,579

	NON U.S. GOVERNMENT & AGENCIES — 19.7%
	SOVEREIGN — 19.7%
100,000	Brazilian Government International Bond	10.1250	05/15/27	112,411
200,000	Brazilian Government International Bond	5.6250	01/07/41	181,095
200,000	Chile Government International Bond	5.3300	01/05/54	192,690
200,000	Colombia Government International Bond	3.0000	01/30/30	166,752
200,000	Colombia Government International Bond	3.2500	04/22/32	154,954
200,000	Colombia Government International Bond	7.5000	02/02/34	198,888
200,000	Colombia Government International Bond	8.7500	11/14/53	204,267
114,000	Hungary Government International Bond	7.6250	03/29/41	130,475
200,000	Hungary Government International Bond	6.7500	09/25/52	212,975
105,000	Mexico Government International Bond	8.3000	08/15/31	123,827

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.7% (Continued)
	SOVEREIGN — 19.7% (Continued)
200,000	Mexico Government International Bond	6.3500	02/09/35	$ 201,216
175,000	Mexico Government International Bond	4.6000	02/10/48	131,748
140,000	Panama Government International Bond	8.8750	09/30/27	153,103
170,000	Panama Government International Bond	3.3620	06/30/31	139,018
200,000	Panama Government International Bond	6.4000	02/14/35	191,853
200,000	Panama Government International Bond	6.8530	03/28/54	184,899
200,000	Peruvian Government International Bond	3.6000	01/15/72	128,550
140,000	Republic of Poland Government International Bond	5.5000	03/18/54	135,402
200,000	Republic of South Africa Government International	5.8750	04/20/32	192,058
200,000	Republic of South Africa Government International	7.3000	04/20/52	188,860
200,000	Turkey Government International Bond	9.1250	07/13/30	223,650
300,000	Turkey Government International Bond	9.3750	01/19/33	343,183
200,000	Turkey Government International Bond	6.6250	02/17/45	175,208
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,053,056)			4,067,082

	TOTAL INVESTMENTS - 99.0% (Cost $20,108,805)			$ 20,484,097
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			206,435
	NET ASSETS - 100.0%			$ 20,690,532

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
US0003M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 3 Month
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $307,646 or 1.5% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security. The total fair value of these securities as of October 31, 2024 was $0, representing 0% of net assets.
(f)	Variable rate security; the rate shown represents the rate on October 31, 2024.